Notes payable - Credit Facility 2024 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Disclosure of detailed information about borrowings [line items]
Secured credit facility	$ 483,636
Write-off of the remaining discount and deferred financing costs	(2,182)
New credit facility | Secured credit facility
Disclosure of detailed information about borrowings [line items]
Secured credit facility		$ 50,000
Interest expense	4,826
Amortization of debt discount	$ 96